Private Placement (Details)	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Private Placement [Line Items]
Additional warrants	10,365,500
Over-Allotment Option [Member]
Private Placement [Line Items]
Additional warrants	240,075
Private Placement Warrant [Member]
Private Placement [Line Items]
Aggregate purchase price (in Dollars) | $	$ 2,865,500
Private Placement Warrant [Member] | Class A Common Stock [Member]
Private Placement [Line Items]
Purchase shares	1
Price per share (in Dollars per share) | $ / shares	$ 11.5
Sponsor [Member] | Private Placement Warrant [Member]
Private Placement [Line Items]
Purchased an aggregate	2,865,500
Number of shares per warrant (in Dollars per share) | $ / shares	$ 1